Concentrations	6 Months Ended
Mar. 31, 2024
Concentrations [Abstract]
CONCENTRATIONS

NOTE 12 — CONCENTRATIONS

A majority of the Company’s revenue and expense transactions are denominated in RMB and a significant portion of the Company’s assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB may require certain supporting documentation in order to effect the remittance.

As of March 31, 2024 and September 30, 2023, $225,356 and $1,363,617 of the Company’s cash was deposited at financial institutions outside of PRC, $8,637,315 and $5,561,070 of the Company’s cash was on deposit at financial institutions in mainland China, and $1,955 and $108 of the Company’s cash was on deposit at financial institutions in Hong Kong. None of the Company cash deposited at financial institutions maintain insurance to cover bank deposits in the event of bank failure. However, the Company has not experienced any losses in such accounts and believes it is not exposed to any risks on its cash on bank accounts. For the six months ended March 31, 2024 and 2023, the Company’s substantial assets were located in the PRC and all of the Company’s revenues were derived from its subsidiaries located in the PRC.

For the six months ended March 31, 2024 and 2023, one customer accounted for approximately 53.7% and 70.3% of the Company’s total revenue. Sales to the subsidiaries of this customer accounted for approximately 5.7% and 7.7% of the Company’s total revenue for the six months ended March 31, 2024 and 2023, respectively. In aggregate, sales to this customer and its subsidiaries represent approximately 59.4% and 78.0% of the Company’s total revenue for the six months ended March 31, 2024 and 2023, respectively.

As of March 31, 2024, two customers accounted for 46.5% and 13.6% of the accounts receivable balance. As of September 30, 2023, one customer accounted for 53.1% of the accounts receivable balance.

For the six months ended March 31, 2024 and 2023, no supplier accounted for more than 10% of the Company’s total purchases, respectively.

As of March 31, 2024 and September 30, 2023, one supplier accounted for 13.2% and 10.5% of the accounts payable balance, respectively.